UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR/A

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   Sept. 30, 1999
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Check here if Amendment [  x  ]; Amendment Number:     5
                                                 --------------
This Amendment (Check only one.):       [   ]   is a restatement.
                                        [ x ]   adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM FILED ON 11/15/99 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED.

Institutional Investment Manager Filing this Report:

Name:    Milton Arbitrage Partners LLC
Address: 56 Mason Street
         Greenwich, Connecticut  06830


Form 13F File Number: 28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    James E. Buck II
Title:   Managing Member
Phone:   (203)661-7022

Signature, Place, and Date of Signing:

  /s/ James E. Buck II         Greenwich, Connecticut          October 31, 2000
---------------------------    ----------------------          ----------------
       [Signature]                 [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                    0
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Form 13F Information Table Entry Total:               4
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Form 13F Information Table Value Total:            $12,862
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                                                  (thousands)




List of Other Included Managers:

None

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
        Form 13F INFORMATION TABLE - Milton Arbitrage Partners LLC (quarter ending 9/30/99) - PUBLIC (AMENDED AS OF 11/15/00)
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      COLUMN 1             COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7           COLUMN 8
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   NAME OF ISSUER       TITLE OF CLASS   CUSIP     VALUE    SHRS OR  SH/  PUT/   INVESTMENT    OTHER         VOTING AUTHORITY
                                                  (X1,000)  PRN AMT  PRN  CALL   DISCRETION   MANAGERS
                                                                                                         SOLE      SHARED     NONE
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
CADIZ INC.              COMMON STOCK   127537108    1813    189600   SH            SOLE                  189600      0          0
------------------------------------------------------------------------------------------------------------------------------------
JONES INTERCABLE INC.   COMMON STOCK   480206200    5487    101500   SH            SOLE                  101500      0          0
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TODAY'S MAN INC.        COMMON STOCK   888910205    12      14752    SH            SOLE                  14752       0          0
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UNION CARBIDE CORP.     COMMON STOCK   905581104    5550    97700    SH            SOLE                  97700       0          0
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